TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets (liabilities)

Deferred income taxes reflect the net tax effects of loss and credit carryforwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the Company’s net deferred tax assets (liabilities) at December 31, 2021 and 2020 were as follows:

	December 31
	2021	2020
Deferred tax assets in respect of:

Subsidiaries carryforward losses	58,389	22,857
Other temporary differences	2,874	2,369
Share-based compensation	2,884	2,943
Deferred tax asset in respect to other comprehensive loss	394	-
Total deferred tax asset before valuation allowance	64,541	28,169
Valuation allowance	(63,207)	(27,999)
Total deferred tax asset	1,334	170
Deferred tax lability in respect to other comprehensive income	-	(106)
Total deferred tax liability	-	(106)
Deferred tax asset, net	1,334	64

Schedule of Reconciliation of Theoretical Provision For Income Tax

Following is a reconciliation of the theoretical provision for income tax, assuming all income is taxed at the statutory corporate tax rate applicable to Israeli corporations, and the actual tax on income:

	Year ended December 31
	2021	2020	2019

Income before taxes on income	168,002	76,132	62,041
Theoretical tax expenses at the statutory rate of InMode	23%	23%	23%
	38,640	17,510	14,270
Increase (decrease) in taxes on income due to:
Benefits to the Benefited Enterprise	(37,478)	(16,652)	(13,844)
Different effective tax rates applicable to the Subsidiaries	(2,033)	235	49
NOL carry back as part of the CARES Act relief	-	(2,894)	-
Valuation allowance	40	17	60
Uncertain tax position	1,921	1,416	723
Non-deductible expenses and other permanent differences, mainly share based compensation expenses	1,838	1,426	(437)
Previous years	-	49	62
	2,928	1,107	883

Schedule of Income Before Income Taxes	f.Income before income taxes is composed of the following:
	Year ended December 31
	2021	2020	2019

InMode Ltd.	163,370	72,712	59,320
Subsidiaries outside Israel	4,632	3,420	2,721
	168,002	76,132	62,041

Schedule of Tax Expenses (Tax Benefit)

g.Tax expenses (tax benefit):

	Year ended December 31
	2021	2020	2019
Current:
Israel	3,829	1,411	500
Subsidiaries	(131)	(2,082)	910
	3,698	(671)	1,410
Previous year:
Israel	-	-	62
Subsidiaries	-	49	-
	-	49	62
Deferred:
Israel	(770)	30	(200)
Subsidiaries	-	1,699	(389)
	(770)	1,729	(589)
Total taxes on income	2,928	1,107	883

Schedule of Unrecognized Tax Benefits

The following table summarizes the activity of the Company’s unrecognized tax benefits:

	Year ended December 31
	2021	2020

Balance at January 1	2,910	1,494
Increase (decrease) in uncertain tax positions for the previous years, net	(804)	-
Increase in uncertain tax positions for the current year	2,725	1,416
Balance at December 31	4,831	2,910